T. ROWE PRICE Asia Opportunities Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 29.1%
Common Stocks 22.5%
Alibaba Group Holding (HKD)  192,480 4,095
Atour Lifestyle Holdings, ADR (USD)  20,009 715
BYD, Class H (HKD)  31,700 395
China Resources Mixc Lifestyle Services (HKD)  245,000 1,449
KE Holdings, ADR (USD) (1) 46,472 870
Meituan, Class B (HKD) (2) 43,100 533
PDD Holdings, ADR (USD) (2) 4,306 435
Ping An Insurance Group, Class H (HKD) (1) 209,500 1,943
Tencent Holdings (HKD)  82,500 6,341
Trip.com Group (HKD)  22,750 1,396
Yum China Holdings (HKD)  20,114 1,000
19,172
Common Stocks - China A Shares 6.6%
Electric Connector Technology, A Shares (CNH)  115,400 707
Fuyao Glass Industry Group, A Shares (CNH)  84,300 748
Hongfa Technology, A Shares (CNH)  360,288 1,485
Luxshare Precision Industry, A Shares (CNH)  81,400 603
Shenzhen Inovance Technology, A Shares (CNH)  113,350 1,217
Yifeng Pharmacy Chain, A Shares (CNH)  234,400 805
5,565
Total China (Cost $15,447) 24,737
HONG KONG 3.6%
Common Stocks 3.6%
AIA Group  268,000 3,092
Total Hong Kong (Cost $1,641) 3,092
INDIA 14.8%
Common Stocks 14.8%
Bajaj Finance  115,541 1,169
Bharti Airtel  58,861 1,262
Coforge  38,788 698
Divi's Laboratories  14,765 973
HDFC Bank  179,309 1,813
HDFC Life Insurance  125,582 999

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
ICICI Bank  108,801 1,604
MakeMyTrip (USD) (1)(2) 15,216 949
Max Healthcare Institute  71,101 740
Reliance Industries  82,081 1,247
TVS Motor  29,415 1,178
12,632
Preferred Stocks 0.0%
TVS Motor, 6.00%, 9/1/26 (3) 116,004 13
13
Total India (Cost $12,119) 12,645
INDONESIA 2.1%
Common Stocks 2.1%
Bank Central Asia  1,744,500 771
Bank Rakyat Indonesia Persero  2,799,300 635
Sumber Alfaria Trijaya  3,753,400 391
Total Indonesia (Cost $1,656) 1,797
PHILIPPINES 1.0%
Common Stocks 1.0%
BDO Unibank  361,004 827
Total Philippines (Cost $627) 827
SINGAPORE 3.7%
Common Stocks 3.7%
DBS Group Holdings  44,160 2,053
Sea, ADR (USD) (2) 5,631 656
Singapore Telecommunications  129,800 468
Total Singapore (Cost $1,467) 3,177
SOUTH KOREA 20.2%
Common Stocks 20.2%
Cosmax (2) 4,393 616
Cosmecca Korea (2) 20,357 1,361
DB Insurance  9,235 912
HD Hyundai Marine Solution  2,842 361

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
Hyundai Marine & Fire Insurance (2) 43,603 850
Samsung Electronics  69,683 7,698
Samsung Fire & Marine Insurance  2,762 960
SK hynix  6,286 3,925
SM Entertainment (2) 6,816 547
Total South Korea (Cost $7,203) 17,230
TAIWAN 23.6%
Common Stocks 23.6%
Chailease Holding  176,260 581
Delta Electronics  43,000 1,641
Elite Material  16,000 868
Hon Hai Precision Industry  181,000 1,251
Lotes  14,000 631
MediaTek  15,000 832
Taiwan Semiconductor Manufacturing  163,000 9,013
Taiwan Semiconductor Manufacturing, ADR (USD)  15,967 5,278
Total Taiwan (Cost $8,421) 20,095
UNITED STATES 0.5%
Common Stocks 0.5%
Coupang (2) 21,291 429
Total United States (Cost $328) 429
VIETNAM 1.0%
Common Stocks 1.0%
Asia Commercial Bank  876,798 816
Total Vietnam (Cost $733) 816
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.76% (4)(5) 471,824 472
Total Short-Term Investments (Cost $472) 472

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.74% (4)(5) 47,520 48
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 48
Total Securities Lending Collateral (Cost $48) 48
Total Investments in Securities  100.3%
(Cost $50,162) $ 85,365
Other Assets Less Liabilities (0.3)% (217)
Net Assets 100.0% $ 85,148
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Asia Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 11++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 11+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 1,738  ¤  ¤ $ 472
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 48
Total $ 520^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $11 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $520.

T. ROWE PRICE Asia Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Asia Opportunities Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). At a Board meeting held on December 9, 2025, the Board approved the reorganization of the fund into the T. Rowe Price New Asia Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes whereby the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for Investor and I Class shares of the Acquiring fund. The reorganization is anticipated to close on or around April 17, 2026. After the reorganization, the fund will be formally terminated. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Asia Opportunities Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from

T. ROWE PRICE Asia Opportunities Fund

outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Asia Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F104-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,332 $ 75,500 $ — $ 84,832
Preferred Stocks — — 13 13
Short-Term Investments 472 — — 472
Securities Lending Collateral 48 — — 48
Total $ 9,852 $ 75,500 $ 13 $ 85,365